Retirement Benefit Plans (Components of net periodic benefit cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retirement Plans [Member]
Service cost	$ (4.5)	$ (4.4)	$ (4.1)
Interest cost	(19.6)	(19.1)	(18.2)
Expected return on plan assets	17.4	17.6	14.9
Amortization of prior service cost/(credit)	0	0	(3.0)
Amortization of net actuarial gain/(loss)	(2.2)	(1.2)	0
Settlement	0	0	0.6
Net periodic benefit cost	(8.9)	(7.1)	(9.8)
Medical Plan [Member]
Service cost	(0.3)	(0.5)	(0.6)
Interest cost	(2.1)	(2.3)	(2.7)
Expected return on plan assets	0.5	0.5	0.4
Amortization of prior service cost/(credit)	2.0	2.0	2.0
Amortization of net actuarial gain/(loss)	(0.2)	(0.3)	(2.7)
Settlement	0	0	0
Net periodic benefit cost	$ (0.1)	$ (0.6)	$ (3.6)